Intellectual Property (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Balance - beginning	$ 265,127	$ 146,538	$ 62,827
Addition	5,711	122,982	85,399
Amortization	(2,843) [1]	(4,393)	(1,688)
Balance - ending	$ 267,995	$ 265,127	$ 146,538

[1]	The patents are amortized over their legal life of 20 years.